SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Summary of the Share Options Activities

A summary of the share options activities for years ended December 31, 2021, 2022 and 2023:

		Weighted	Weighted	Aggregate
		average	remaining	Intrinsic
	Number of	exercise	contractual	Value
	shares	USD	years	USD
Outstanding as of December 31, 2020	827,198	1.01	—	—
Granted	181,750	0.57	—	—
Exercised	(62,416)	0.58	—	—
Forfeited	(135,700)	0.57	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2021	810,832	1.02	—	—
Granted	797,700	0.99	—	—
Exercised	(53,538)	0.58	—	—
Forfeited	(178,252)	0.97	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2022	1,376,742	1.03	—	—
Granted	587,697	1.07	—	—
Exercised	(113,328)	0.58	—	—
Forfeited	(162,518)	0.57	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2023	1,688,593	1.12	—	—
Vested and expected to vest as of December 31, 2023	1,688,593	1.12	6.04	3,093
Exercisable as of December 31, 2023	1,025,496	1.15	5.82	1,747

Schedule of Information Relating to Options Outstanding and Exercisable

Information relating to options outstanding and exercisable as of December 31, 2023 is as follows:

Options outstanding as of December 31, 2023			Options exercisable as of December 31, 2023
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
20,000	0.58	4.85	20,000	0.58	4.85
16,800	0.53	5.21	16,800	0.53	5.21
1,274,093	1.26	5.60	849,396	1.26	5.60
172,700	0.57	7.01	89,300	0.57	7.01
200,000	0.79	8.11	50,000	0.79	8.11
5,000	0.48	10.01
1,688,593	1.12	6.04	1,025,496	1.15	5.82

Summary of Assumptions Used in the Valuation Model

The Company calculated the fair value of the share options on the grant date, for the years ended December 31, 2021, 2022 and 2023, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended December 31,
	2021	2022	2023
Expected dividend yield	0%	0%	0%
Expected volatility	70%	67%	68%
Expected term	5.40	4.17/4.79/6.25	3.58/4.29/5.25
Risk-free interest rate (per annum)	0.90%	2.08%/2.78%/1.84%	3.57%/3.68%/4.68%

Options
SHARE-BASED COMPENSATION
Schedule of Compensation Expense Recognized for Non-vested Shares

Compensation expense recognized for share options for the year ended December 31, 2021, 2022 and 2023 is allocated to the following expense items:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	62,224	59,874	53,104
Research and development	6,944	4,785	—
Sales and marketing	6,806	35,546	53,133
General and administrative	476,435	935,582	1,443,900
Total share-based compensation expense	552,409	1,035,787	1,550,137

Non-vested shares
SHARE-BASED COMPENSATION
Schedule of Compensation Expense Recognized for Non-vested Shares	Compensation expense recognized for non-vested shares for the years ended December 31, 2021, 2022 and 2023 is allocated to the following expense items:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	27,806	29,057	21,722
Research and development	3,692	—	—
Sales and marketing	11,741	40,655	63,321
General and administrative	444,324	354,256	1,432,861
Total share-based compensation expense	487,563	423,968	1,517,904

Summary of the Non-vested Shares Activities

A summary of the non-vested shares activities for the year ended December 31, 2021, 2022 and 2023 is presented below:

		Weighted
		average
		grant
	Number	date fair
	of shares	value
		USD
Outstanding at December 31, 2020	603,088	0.955
Granted	77,500	1.545
Vested	(419,752)	1.112
Forfeited	(61,500)	1.545
Cancelled	—	—
Outstanding at December 31, 2021	199,336	0.671
Granted	350,500	0.841
Vested	(199,336)	0.671
Forfeited	(52,750)	0.615
Cancelled	—	—
Outstanding at December 31, 2022	297,750	0.881
Granted	872,500	0.467
Vested	(133,950)	0.851
Forfeited	(29,250)	0.925
Cancelled	—	—
Outstanding at December 31, 2023	1,007,050	0.525